UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23027

John Hancock Collateral Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual report
John Hancock
Collateral Trust
Fixed income
December 31, 2023

John Hancock
Collateral Trust

2	Your fund at a glance
5	Your expenses
7	Fund’s investments
13	Financial statements
16	Financial highlights
17	Notes to financial statements
21	Report of independent registered public accounting firm
22	Trustees and Officers
26	More information
1	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2023 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 3-Month U.S. Treasury Bill Index is an unmanaged index that seeks to measure the performance of outstanding U.S. Treasury bills that mature closest to, but not beyond, three months from the rebalancing date.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be obtained by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s registration statement.
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	2

MATURITY COMPOSITION AS OF 12/31/2023 (% of net assets)

PORTFOLIO COMPOSITION AS OF 12/31/2023 (% of net assets)

3	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

TOP 10 ISSUERS AS OF 12/31/2023 (% of net assets)
Federal Farm Credit Bank, 5.468% to 5.670%, 1-22-24 to 3-20-25	7.3
Federal Home Loan Bank, 4.803% to 5.623%, 2-2-24 to 1-30-25	5.8
The Toronto-Dominion Bank, 5.204% to 6.325%, 2-2-24 to 7-31-24	5.7
Old Line Funding LLC, 5.091% to 5.952%, 1-18-24 to 5-6-24	4.5
Atlantic Asset Securitization LLC, 5.551% to 5.844%, 1-3-24 to 6-5-24	3.8
Canadian Imperial Bank of Commerce, 5.387% to 5.985%, 1-2-24 to 5-23-24	3.1
Toyota Motor Credit Corp., 5.408% to 5.939%, 1-11-24 to 10-16-24	2.4
Chariot Funding LLC, 5.456% to 5.552%, 1-5-24 to 1-17-24	2.4
Royal Bank of Canada, 5.798% to 6.176%, 1-19-24 to 10-16-24	2.3
Bank of America, 5.574% to 6.130%, 2-9-24 to 6-14-24	2.2
TOTAL	39.5
Notes about risk
The fund is subject to various risks as described in the fund’s registration statement. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the "Risks" section of the registration statement.
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	4

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2023, with the same investment held until December 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on July 1, 2023, with the same investment held until December 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
5	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the registration statements for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 7-1-2023	Ending value on 12-31-2023	Expenses paid during 12-31-2023[1]	Annualized expense ratio
Actual expenses/actual returns	$1,000.00	$1,028.00	$0.46	0.09%
Hypothetical example	1,000.00	1,024.80	0.46	0.09%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	6

Fund’s investments
AS OF 12-31-23
	Maturity date	Yield (%)	Par value^	Value
Commercial paper 34.1%				$800,700,995
(Cost $801,020,993)
Atlantic Asset Securitization LLC	01-03-24 to 06-05-24	5.551 to 5.844	93,700,000	93,005,410
Barclays Bank PLC	09-03-24	5.811	1,250,000	1,199,583
Barclays Capital, Inc.	08-16-24	6.115	5,000,000	4,832,875
BMW US Capital LLC	01-16-24	5.429	20,000,000	19,946,505
BofA Securities, Inc.	03-07-24	5.574	15,000,000	14,843,226
Canadian Imperial Bank of Commerce	01-02-24 to 02-15-24	5.387 to 5.586	60,000,000	59,898,595
Cargill, Inc.	01-02-24	5.387	44,100,000	44,073,792
Chariot Funding LLC	01-05-24 to 01-17-24	5.456 to 5.552	56,500,000	56,407,016
Gotham Funding Corp.	01-05-24 to 01-31-24	5.602 to 5.675	25,000,000	24,935,136
John Deere Financial, Inc.	01-16-24 to 01-23-24	5.490 to 5.505	12,325,000	12,289,804
JP Morgan Securities LLC	03-25-24	5.702	450,000	444,104
JP Morgan Securities LLC (Overnight SOFR + 0.700%) (A)	06-05-24	6.175	25,000,000	25,000,000
Jupiter Securitization Company LLC	01-02-24	5.428	4,000,000	3,997,630
Jupiter Securitization Company LLC (Overnight SOFR + 0.330%) (A)	04-18-24	5.797	20,000,000	20,006,738
Jupiter Securitization Company LLC (Overnight SOFR + 0.410%) (A)	07-10-24	5.880	20,000,000	20,000,681
Los Angeles County Metropolitan Transportation Authority	01-22-24	5.430	12,500,000	12,500,591
Macquarie Bank, Ltd.	01-16-24 to 02-07-24	5.243 to 5.719	17,200,000	17,116,090
Manhattan Asset Funding Company LLC	01-05-24 to 04-10-24	5.485 to 5.819	20,196,000	20,073,478
Microsoft Corp.	01-26-24	5.406	10,000,000	9,958,869
MUFG Bank, Ltd.	09-09-24	5.480	20,000,000	19,277,925
National Rural Utilities Cooperative Finance Corp.	01-10-24	5.566	25,000,000	24,955,568
NSTAR Electric Company	01-02-24	5.448	28,000,000	27,983,444
Old Line Funding LLC (Overnight SOFR + 0.310%) (A)	03-15-24	5.779	25,000,000	25,000,000
Old Line Funding LLC (Overnight SOFR + 0.420%) (A)	05-06-24	5.888	10,000,000	10,005,184
Old Line Funding LLC (Overnight SOFR + 0.480%) (A)	02-16-24	5.952	25,000,000	25,000,000
Old Line Funding LLC	01-18-24 to 01-26-24	5.091 to 5.440	18,000,000	17,939,355
Pfizer, Inc.	06-26-24 to 08-30-24	5.488 to 5.567	35,800,000	34,615,449
7	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Maturity date	Yield (%)	Par value^	Value
Philip Morris International, Inc.	01-03-24	5.428	50,000,000	$49,962,798
Province of British Columbia	02-07-24	5.610	5,000,000	4,970,426
Province of Quebec	01-19-24 to 02-02-24	5.411 to 5.452	4,620,000	4,600,157
Royal Bank of Canada	10-16-24	5.983	5,000,000	4,795,603
Salt River Project Agricultural Improvement & Power District	01-03-24 to 02-15-24	5.513 to 5.663	30,000,000	29,746,073
The Trustees of Princeton University	04-22-24 to 04-29-24	5.564 to 5.567	25,000,000	25,005,547
Thunder Bay Funding LLC (Overnight SOFR + 0.250%) (A)	02-09-24	5.718	25,000,000	25,000,000
Thunder Bay Funding LLC	01-23-24 to 02-27-24	5.597 to 5.647	3,335,000	3,321,303
Trinity Health Corp.	01-03-24	5.570	7,000,000	6,994,850

Yale University	01-17-24	5.572	1,000,000	997,190
U.S. Government Agency 16.3%				$381,487,610
(Cost $381,487,032)
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.200%) (A)	04-04-25	5.670	10,000,000	10,014,519

Federal Farm Credit Bank (Prime rate - 3.140%) (A)	04-12-24	5.468	35,000,000	34,995,932
Federal Farm Credit Bank (Prime rate - 3.080%) (A)	06-13-24	5.505	25,000,000	25,000,709
Federal Farm Credit Bank (Prime rate - 3.085%) (A)	08-08-24	5.507	35,000,000	34,998,090
Federal Farm Credit Bank (Overnight SOFR + 0.120%) (A)	01-22-24	5.557	5,000,000	5,000,245
Federal Farm Credit Bank (Overnight SOFR + 0.050%) (A)	02-23-24	5.567	1,000,000	1,000,044
Federal Farm Credit Bank (Overnight SOFR + 0.060%) (A)	04-29-24	5.590	20,000,000	20,002,508
Federal Farm Credit Bank (Prime rate - 2.980%) (A)	01-09-25	5.593	7,000,000	7,005,210
Federal Farm Credit Bank (Overnight SOFR + 0.140%) (A)	11-07-24	5.612	4,000,000	4,003,177
Federal Farm Credit Bank (Overnight SOFR + 0.180%) (A)	03-20-25	5.651	5,000,000	5,005,800
Federal Farm Credit Bank (Overnight SOFR + 0.200%) (A)	12-05-24	5.670	3,000,000	3,004,274
Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.070%) (A)	09-16-24 to 10-04-24	5.476 to 5.544	27,975,000	27,970,786
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	8

	Maturity date	Yield (%)	Par value^	Value

Federal Farm Credit Bank (Overnight SOFR + 0.040%) (A)	02-05-24 to 02-09-24	5.566	2,300,000	$2,300,032
Federal Home Loan Bank (Overnight SOFR + 0.045%) (A)	02-02-24	5.521	25,000,000	25,000,344
Federal Home Loan Bank (Overnight SOFR + 0.050%) (A)	03-04-24	5.525	40,000,000	40,002,052
Federal Home Loan Bank (Overnight SOFR + 0.120%) (A)	03-06-24	5.596	6,555,000	6,556,181
Federal Home Loan Bank (Overnight SOFR + 0.150%) (A)	01-30-25	5.623	5,000,000	5,004,003
Federal Home Loan Bank	02-07-24 to 01-22-25	4.803 to 5.556	61,195,000	60,635,110
Federal Home Loan Mortgage Corp.	06-11-24 to 06-17-24	5.346 to 5.440	50,000,000	49,965,464

Federal National Mortgage Association	01-26-24 to 04-03-24	4.862 to 5.242	14,044,000	14,023,130
Corporate interest-bearing obligations 13.3%				$310,801,988
(Cost $310,690,998)
Apple, Inc.	02-09-24	5.579	1,191,000	1,187,446

Bank of America Corp. (Overnight SOFR + 0.410%) (A)	06-14-24	6.130	10,939,000	10,923,532
Bank of Montreal (SOFR Compounded Index + 0.320%) (A)	07-09-24	6.068	827,000	826,367
Bank of Montreal (SOFR Compounded Index + 0.710%) (A)	03-08-24	6.310	3,460,000	3,462,023
Bank of Montreal	02-05-24 to 09-14-24	5.894 to 6.081	24,667,000	24,501,632
Barclays Bank PLC	03-28-24	5.478	5,000,000	4,975,020
BNP Paribas SA (B)	01-10-24	5.930	400,000	399,824
Children’s Hospital Medical Center	01-03-24	5.374	10,000,000	10,000,000
Cooperatieve Rabobank UA (SOFR Compounded Index + 0.300%) (A)	01-12-24	5.738	9,137,000	9,137,318
Mitsubishi UFJ Financial Group, Inc.	03-07-24 to 07-18-24	5.715 to 5.896	4,184,000	4,144,677
MUFG Bank, Ltd. (B)	03-10-24	5.611	6,000,000	5,978,222
Old Line Funding LLC (Overnight SOFR + 0.400%) (A)(B)	03-01-24	5.870	25,000,000	25,000,000
PNC Bank NA	08-27-24	5.480	1,350,000	1,323,226
Private Export Funding Corp.	01-15-24 to 11-15-24	5.289 to 5.585	11,806,000	11,505,410
Royal Bank of Canada (SOFR Compounded Index + 0.300%) (A)	01-19-24	5.798	6,912,000	6,912,000
9	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Maturity date	Yield (%)	Par value^	Value

Royal Bank of Canada	07-16-24	5.877	10,000,000	$9,846,317
Royal Bank of Canada (U.S. Federal Funds Effective Rate + 0.610%) (A)(B)	03-19-24	6.017	10,000,000	10,009,317
Royal Bank of Canada (SOFR Compounded Index + 0.360%) (A)	07-29-24	6.078	3,393,000	3,390,085
Royal Bank of Canada (Overnight SOFR + 0.700%) (A)(B)	04-02-24	6.176	20,000,000	20,028,325
The Bank of New York Mellon Corp.	02-04-24 to 04-26-24	5.226 to 5.442	26,223,000	25,855,241
The Bank of Nova Scotia (SOFR Compounded Index + 0.445%) (A)	04-15-24	5.947	4,878,000	4,878,331
The Bank of Nova Scotia	02-11-24 to 07-31-24	5.886 to 5.947	9,982,000	9,904,903
The Goldman Sachs Group, Inc. (Overnight SOFR + 0.505%) (A)	09-10-24	6.342	24,884,000	24,844,141
The Goldman Sachs Group, Inc. (Overnight SOFR + 0.486%) (A)	10-21-24	6.379	15,491,000	15,471,481
The Toronto-Dominion Bank (Overnight SOFR + 0.355%) (A)	03-04-24	6.325	1,870,000	1,869,469
Toyota Motor Credit Corp.	04-17-24	5.408	1,000,000	992,491
Toyota Motor Credit Corp. (Overnight SOFR + 0.620%) (A)	03-22-24	5.661	4,965,000	4,969,168
Toyota Motor Credit Corp. (Overnight SOFR + 0.380%) (A)	02-22-24	5.747	4,425,000	4,425,488
Toyota Motor Credit Corp. (SOFR Compounded Index + 0.330%) (A)	01-11-24	5.820	15,026,000	15,025,744
Toyota Motor Credit Corp. (SOFR Compounded Index + 0.260%) (A)	06-18-24	5.880	2,663,000	2,661,003
Toyota Motor Credit Corp. (Overnight SOFR + 0.520%) (A)	08-22-24	5.918	8,161,000	8,168,693
Toyota Motor Credit Corp. (Overnight SOFR + 0.290%) (A)	09-13-24	5.921	345,000	345,019
Toyota Motor Credit Corp. (Overnight SOFR + 0.550%) (A)	10-16-24	5.939	19,845,000	19,868,740
U.S. Bancorp	02-05-24	5.300	6,891,000	6,874,650

Westpac Banking Corp.	02-26-24	5.904	1,100,000	1,096,685
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	10

	Maturity date	Yield (%)	Par value^	Value

Certificate of deposit 12.8%				$300,802,288
(Cost $300,500,049)
Bank of America NA	02-09-24	5.809	25,000,000	25,003,371

Bank of Montreal (Overnight SOFR + 0.650%) (A)	06-24-24	6.124	20,000,000	20,031,860
Barclays Bank PLC	06-18-24 to 08-16-24	5.625 to 6.075	25,000,000	25,062,327
BNP Paribas SA	03-04-24 to 10-17-24	5.146 to 6.051	35,000,000	35,008,459
Canadian Imperial Bank of Commerce	05-23-24	5.985	15,000,000	15,018,984
Cooperatieve Rabobank UA	02-27-24	5.617	10,000,000	10,000,000
MUFG Bank, Ltd.	05-20-24	5.786	10,000,000	10,005,641
Swedbank AB	02-26-24	5.572	500,000	500,120
Swedbank AB (Overnight SOFR + 0.680%) (A)	03-20-24	6.147	25,000,000	25,030,834
The Bank of Nova Scotia	10-18-24	6.050	5,000,000	5,027,348
The Toronto-Dominion Bank (Overnight SOFR + 0.700%) (A)	03-26-24 to 04-01-24	6.166 to 6.175	25,000,000	25,019,904

The Toronto-Dominion Bank	02-02-24 to 07-31-24	5.204 to 6.069	105,000,000	105,093,440
Time deposits 2.1%				$50,000,000
(Cost $50,000,000)
ANZ Banking Group	01-02-24	5.404	50,000,000	50,000,000

U.S. Government 1.7%				$39,976,146
(Cost $39,996,938)
U.S. Treasury Note (3 month USBMMY - 0.075%) (A)	04-30-24	5.327	20,000,000	19,988,625

U.S. Treasury Note (3 month USBMMY + 0.037%) (A)	07-31-24	5.475	20,000,000	19,987,521

	Par value^	Value
Repurchase agreement 19.5%		$456,134,089
(Cost $456,134,089)
Repurchase Agreement with State Street Corp. dated 12-29-23 at 2.630% to be repurchased at $7,136,174 on 1-2-24, collateralized by $6,039,000 U.S. Treasury Inflation Indexed Notes, 0.500% due 4-15-24 (valued at $7,276,805)	7,134,089	7,134,089
Repurchase Agreement with State Street Corp. dated 12-29-23 at 4.950% to be repurchased at $50,027,500 on 1-2-24, collateralized by $42,324,800 U.S. Treasury Inflation Indexed Notes, 0.500% due 4-15-24 (valued at $51,000,052)	50,000,000	50,000,000
Repurchase Agreement with State Street Corp. dated 12-29-23 at 5.310% to be repurchased at $399,235,410 on 1-2-24, collateralized by $332,186,200 U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-26 (valued at $406,980,076)	399,000,000	399,000,000
11	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Par value^	Value

Total investments (Cost $2,339,830,099) 99.8%	$2,339,903,116
Other assets and liabilities, net 0.2%	5,049,506
Total net assets 100.0%	$2,344,952,622

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
At 12-31-23, the aggregate cost of investments for federal income tax purposes was $2,339,830,099. Net unrealized appreciation aggregated to $73,017, of which $699,296 related to gross unrealized appreciation and $626,279 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	12

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 12-31-23

Assets
Unaffiliated investments, at value (Cost $1,883,696,010)	$1,883,769,027
Repurchase agreements, at value (Cost $456,134,089)	456,134,089
Total investments, at value (Cost $2,339,830,099)	2,339,903,116
Interest receivable	14,845,347
Other assets	177,892
Total assets	2,354,926,355
Liabilities
Distributions payable	4,807,062
Payable for investments purchased	4,978,198
Payable to affiliates
Administrative services fees	60,783
Transfer agent fees	10,000
Trustees’ fees	3,385
Other liabilities and accrued expenses	114,305
Total liabilities	9,973,733
Net assets	$2,344,952,622
Net assets consist of
Paid-in capital	$2,344,868,628
Total distributable earnings (loss)	83,994
Net assets	$2,344,952,622

Net asset value per share
Based on 234,490,603 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$10.00
13	JOHN HANCOCK Collateral Trust | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 12-31-23

Investment income
Interest	$146,963,221
Expenses
Investment management fees	13,943,260
Administrative services fees	584,111
Transfer agent fees	60,000
Trustees’ fees	56,426
Custodian fees	198,711
Printing and postage	36,762
Professional fees	231,443
Other	97,767
Total expenses	15,208,480
Less expense reductions	(12,790,556)
Net expenses	2,417,924
Net investment income	144,545,297
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(3,757)
(3,757)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,269,489
1,269,489
Net realized and unrealized gain	1,265,732
Increase in net assets from operations	$145,811,029
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Collateral Trust	14

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 12-31-23	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income	$144,545,297	$47,702,242
Net realized loss	(3,757)	(92,550)
Change in net unrealized appreciation (depreciation)	1,269,489	(1,149,644)
Increase in net assets resulting from operations	145,811,029	46,460,048
Distributions to shareholders
From earnings	(144,545,297)	(47,594,958)
Total distributions	(144,545,297)	(47,594,958)
Fund share transactions
Shares issued	41,736,059,851	30,223,838,270
Distributions reinvested	94,927,864	31,375,123
Repurchased	(42,583,568,405)	(28,415,274,889)
Total from fund share transactions	(752,580,690)	1,839,938,504
Total increase (decrease)	(751,314,958)	1,838,803,594
Net assets
Beginning of year	3,096,267,580	1,257,463,986
End of year	$2,344,952,622	$3,096,267,580
Share activity
Shares outstanding
Beginning of year	309,746,148	125,708,716
Shares issued	4,174,925,111	3,023,826,612
Distributions reinvested	9,496,015	3,139,592
Shares repurchased	(4,259,676,671)	(2,842,928,772)
End of year	234,490,603	309,746,148
15	JOHN HANCOCK Collateral Trust | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Period ended	12-31-23	12-31-22	12-31-21	12-31-20	12-31-19
Per share operating performance
Net asset value, beginning of period	$10.00	$10.00	$10.01	$10.01	$10.00
Net investment income[1]	0.51	0.21	0.01	0.06	0.23
Net realized and unrealized gain (loss) on investments	—[2]	(0.04)	(0.01)	—[2]	0.01
Total from investment operations	0.51	0.17	0.00	0.06	0.24
Less distributions
From net investment income	(0.51)	(0.17)	(0.01)	(0.06)	(0.23)
From net realized gain	—	—	—[2]	—	—
Total distributions	(0.51)	(0.17)	(0.01)	(0.06)	(0.23)
Net asset value, end of period	$10.00	$10.00	$10.00	$10.01	$10.01
Total return (%)[3]	5.26	1.64	0.04	0.64	2.43
Ratios and supplemental data
Net assets, end of period (in millions)	$2,345	$3,096	$1,257	$1,152	$2,270
Ratios (as a percentage of average net assets):
Expenses before reductions	0.54	0.54	0.55	0.54	0.53
Expenses including reductions	0.09	0.09	0.10	0.09	0.08
Net investment income	5.09	2.11	0.05	0.64	2.28
Portfolio turnover (%)	—[4]	—[4]	21[5]	96[5]	106[5]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Effective November 19, 2021, the fund converted to an institutional prime money market fund, and therefore, portfolio turnover is no longer required.
[5]	The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Collateral Trust	16

Notes to financial statements
Note 1—Organization
John Hancock Collateral Trust (the fund) is the sole series of John Hancock Collateral Trust (the Trust), an open-end management investment company organized under the Investment Company Act of 1940, as amended (the 1940 Act). The fund is a privately offered 1940 Act registered institutional prime money market fund and beneficial interests of the fund are not registered under the Securities Act of 1933, as amended. The current investors in the fund are investment companies advised by John Hancock Investment Management LLC, the fund’s investment advisor (the Advisor), or its affiliates. The fund serves primarily as an investment vehicle for cash received as collateral by affiliated funds for participation in securities lending. The fund also serves as an investment vehicle for an overnight cash sweep for affiliated funds. The fund has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions in the event that fund’s weekly liquid assets fall below certain thresholds. This is subject to a determination by fund’s Board that such a liquidity fee or redemption gate is in the fund’s best interest.
The investment objective of the fund is to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The fund invests only in U.S. dollar-denominated securities that, at the time of investment, are "eligible securities" as defined by Rule 2a-7 under the 1940 Act. The fund’s net asset value (NAV) varies daily.
In accordance with Rule 2a-7, the fund is designated as an institutional prime money market fund and is required to utilize current market-based prices to value its portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($10.0000). Because the share price of the fund will fluctuate, when a shareholder sells its shares, they may be worth more or less than what the shareholder originally paid for them.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
17	JOHN HANCOCK Collateral Trust | ANNUAL REPORT

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2023, all investments are categorized as Level 2 under the hierarchy described above.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund
ANNUAL REPORT | JOHN HANCOCK Collateral Trust	18

based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended December 31, 2023, the fund had no borrowings under the line of credit. Commitment fees for the year ended December 31, 2023 were $15,960.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2023, the fund has a short-term capital loss carryforward of $96,307 available to offset future net realized capital gains. This carryforward does not expire.
As of December 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended December 31, 2023 and 2022 was as follows:
	December 31, 2023	December 31, 2022
Ordinary income	$144,545,297	$47,594,958
As of December 31, 2023, the components of distributable earnings on a tax basis consisted of $107,284 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2023.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Placement Agent), performs services related to the offering and sale of shares of the fund. The Advisor and the Placement Agent are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
19	JOHN HANCOCK Collateral Trust | ANNUAL REPORT

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.500% of the first $1.5 billion of the fund’s average net assets and (b) 0.480% of the fund’s average net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive its management fee by 0.45% of the fund’s average net assets. The expense waiver will remain in effect until April 30, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time and may be terminated at any time thereafter.
The expense reductions described above amounted to $12,790,556 for the year ended December 31, 2023.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in the future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2023, were equivalent to a net annual effective rate of 0.04% of the fund’s average daily  net assets.
Administrative services fees.  Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These administrative services fees incurred, for the year ended December 31, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (the Transfer Agent), an affiliate of the Advisor. Monthly, the fund pays the Transfer Agent a fee which is based on an annual rate of $60,000. The fund also pays certain out-of-pocket expenses to the Transfer Agent.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$47,583,333	6	5.400%	$42,821
Note 5—New rule issuance
On July 12, 2023, the Securities and Exchange Commission (SEC) adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules and forms related to money market funds that will affect the manner in which the fund and other money market funds operate. The amendments increase the required minimum level of liquid assets for money market funds, remove the ability to impose redemption gates, and require certain money market funds to impose liquidity fees under certain circumstances. The amendments are effective on October 2, 2023, with staggered compliance dates for various provisions in the rule. The Advisor is currently evaluating the impact of these amendments to the fund.
ANNUAL REPORT | JOHN HANCOCK Collateral Trust	20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Collateral Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Collateral Trust (the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
21	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2015	182
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	178
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[3] Born: 1944	2015	180
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison, Born: 1971	2022	178
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C. (2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–2023). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2015	182
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Dean C. Garfield, Born: 1968	2022	178
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017); Advisory Board Member of the Block Center for Technology and Society (since 2019). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	22

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2015	180
Trustee
President, Cambridge College, Cambridge, Massachusetts (2011-2023); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	2015	178
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[3] Born: 1960	2020	178
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2015	178
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

23	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

Non-Independent Trustees[4]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	180
Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (2007-2023, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Paul Lorentz, Born: 1968	2022	178
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Kristie M. Feinberg, Born: 1975	2023
President
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2023); Director and Chairman, John Hancock Investment Management LLC (since 2023); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2023); Director and Chairman, John Hancock Investment Management Distributors LLC (since 2023); CFO and Global Head of Strategy, Manulife Investment Management (2021-2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco US (2019-2020, including prior positions); Senior Vice President, Corporate Treasurer and Business Controller, Oppenheimer Funds (2001-2019, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2023).
Charles A. Rizzo, Born: 1957	2015
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2015
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	24

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee as of September 26, 2023.
[3]	Member of the Audit Committee.
[4]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

25	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Pearl Natalie Andrada
Bridget Bruce
Christopher Coccoluto
Michael Lorizio
James Madison
Connor Minnaar, CFA
Placement Agent
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov.
The fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on Form N-MFP. Form N-MFP is available on the SEC’s website at sec.gov. Shareholders may access Form N-MFP via the link to the fund at https://www.jhinvestments.com/collateral-trust.
We make this information on your fund available by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	26

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Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Collateral Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by a registration statement.
315A 12/23
2/2024

ITEM 2. CODE OF ETHICS.

As of the end of the year, December 31, 2023, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $40,601 for the fiscal year ended December 31, 2023 and $38,909 for the fiscal year ended December 31, 2022. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related service fees amounted to $629 for the fiscal year ended December 31, 2023 and $586 for the fiscal year ended December 31, 2022. These fees were billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was related to a software licensing fee and internal controls reviews. In addition, amounts billed to control affiliates for service provider internal controls reviews were $127,986 for the fiscal year ended December 31, 2023 and $121,890 for the fiscal year ended December 31, 2022.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $3,168 for the fiscal year ended December 31, 2023 and $3,061 for the fiscal year ended December 31, 2022. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees billed to the registrant or to the control affiliates amounted to $369 for the fiscal year ended December 31, 2023 and $163 for the fiscal year ended December 31, 2022. The nature of the services comprising all other fees is advisory services provided to the investment manager.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant, for the fiscal year ended December 31, 2023, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates of the registrant was $1,177,587 for the fiscal year ended December 31, 2023 and $1,145,066 for the fiscal year ended December 31, 2022.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

(i)Not applicable

(j)Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson William H. Cunningham

Hassell H. McClellan – Member of the Audit Committee as of September 26, 2023

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable

(b)Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds -Nominating and Governance Committee Charter."

.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) See attached Code of Ethics.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
-------------------------------
Kristie M. Feinberg
President
Date:	February 16, 2024
By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	February 16, 2024